Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Oct. 19, 2023
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF
Account Value [Line Items]
Account Value	$ 746	$ 6,890	$ 10,000
T-REX 2X LONG NVIDIA DAILY TARGET ETF
Account Value [Line Items]
Account Value	67,594	13,300	10,000
T-REX 2X LONG TESLA DAILY TARGET ETF
Account Value [Line Items]
Account Value	5,056	9,870	10,000
T-REX 2X INVERSE TESLA DAILY TARGET ETF
Account Value [Line Items]
Account Value	9,213	8,520	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	$ 12,790	$ 11,090	$ 10,000